Consolidated Balance Sheets (Parentheticals) - shares	Mar. 31, 2022	Mar. 31, 2021
Statement of Financial Position [Abstract]
Ordinary shares, authorized	100,000,000	100,000,000
Ordinary shares, issued	36,250,054	27,327,594
Ordinary shares, outstanding	36,250,054	27,327,594